REVENUES - Revenues by Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 11,149	$ 12,774	$ 22,381	$ 25,841
Other revenues	797	732	1,580	1,423
Total revenues	11,946	13,506	23,961	27,264
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,141	7,514	14,164	15,116
Other revenues	444	360	883	696
Total revenues	7,585	7,874	15,047	15,812
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	592	1,640	1,138	3,302
Other revenues	350	366	690	715
Total revenues	942	2,006	1,828	4,017
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,416	3,620	7,079	7,423
Other revenues	3	6	7	12
Total revenues	$ 3,419	$ 3,626	$ 7,086	$ 7,435